Revenues - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from collaborative arrangements	$ 1,566	$ 462	$ 1,088	$ 760	$ 973	$ 0	$ 1,550	$ 973	$ 3,116	$ 1,733	$ 2,575	$ 3,337
Revenues	19,605	12,917	9,646	8,072	9,852	7,857	22,563	17,709	42,168	25,781	37,343	25,461
Billed accounts receivable, net of allowance	10,085	7,766	9,277				7,766		10,085		11,695	2,878
Related Party
Disaggregation of Revenue [Line Items]
Revenues			973			654
Licensing
Disaggregation of Revenue [Line Items]
Revenues	1,515	815	553	540	540	540	1,369	1,080	2,902	1,620	2,160	2,025
Licensing | Related Party
Disaggregation of Revenue [Line Items]
Revenues	1,515	815		540	540		1,369	1,080	2,902	1,620
Engineering and other services
Disaggregation of Revenue [Line Items]
Revenues	10,912	8,878	5,801	2,955	5,367	4,308	14,678	9,675	25,572	12,630	19,061	9,539
Engineering and other services | Related Party
Disaggregation of Revenue [Line Items]
Revenues	$ 104	$ 261	$ 420	$ 164	$ 218	$ 114	$ 680	$ 332	$ 766	$ 496	$ 810	$ 1,228